Prepaid expenses and other (Tables)	6 Months Ended
Jun. 30, 2026
Prepaid expenses and other
Schedule of prepaid expenses and other

	June 30, 2026	December 31, 2025
Deferred transaction costs	$27,925	$—
Other prepaid expenses	880	901
Deposits	154	7
Total prepaid expenses and other	$28,959	$908